Disposal of Lianwai Kindergarten -Summary of Non Discontinued Assets and Liabilities of the Disposal Group (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Nov. 28, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 212,769,706	$ 32,608,386	¥ 24,722,917	$ 3,788,953	¥ 2,648,397		¥ 35,008,695
Inventories	1,632,937	250,259	1,169,405
Amounts due from related party			12,754,388
Total current assets	216,821,895	33,229,411	60,339,599
Non-current assets
Property and equipment, net	205,449,412	31,486,500	204,193,521
Total non-current assets	243,181,554	37,269,204	242,938,084
Total assets	460,003,449	70,498,615	303,277,683
Current liabilities
Accounts payable	8,950,774	1,371,766	9,261,689
Salary and welfare payable	17,391,394	2,665,348	13,318,001
Tax payable	309,173	47,383	27,226
Amounts due to related party	719,400	110,253	719,400
Total current liabilities	92,121,930	14,118,305	130,419,106
Total liabilities	¥ 92,534,523	$ 14,181,538	¥ 132,131,402
Disposal Group, Not Discontinued Operations [member] | Lianwai Kindergarten [Member]
Current assets
Cash and cash equivalents						¥ 363,127
Inventories						1,867
Amounts due from related party						17,869,911
Prepayments and other current assets						895
Total current assets						18,235,800
Non-current assets
Property and equipment, net						377,947
Total non-current assets						377,947
Total assets						18,613,747
Current liabilities
Accounts payable						199,185
Deferred revenue						907,373
Salary and welfare payable						149,486
Tax payable						88
Amounts due to related party						7,324,539
Accrued liabilities and other current liabilities						140,047
Total current liabilities						8,720,718
Total liabilities						¥ 8,720,718